NAZ
Nuveen Arizona Quality Municipal Income Fund
Portfolio of Investments    May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 155.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 155.9% (100.0% of Total Investments)
	Education and Civic Organizations – 33.0% (21.1% of Total Investments)
$2,175	Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B, 5.000%, 7/01/47	7/26 at 100.00	AA	$2,536,789
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41	7/25 at 100.00	AA	1,725,225
1,500	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2015D, 5.000%, 7/01/41	7/25 at 100.00	AA	1,725,225
2,515	Arizona Board of Regents, University of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2014, 5.000%, 8/01/44	8/24 at 100.00	Aa3	2,835,461
2,240	Arizona Board of Regents, University of Arizona, System Revenue Bonds, Tender Option Bond Trust 2015-XF0053, 13.750%, 6/01/42, 144A (IF)	6/22 at 100.00	Aa2	2,948,445
515	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A, 5.125%, 7/01/37, 144A	7/26 at 100.00	BB	556,638
525	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	AA-	596,290
150	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	159,833
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017F:
1,700	5.000%, 7/01/37	7/27 at 100.00	AA-	1,951,855
1,645	5.000%, 7/01/47	7/27 at 100.00	AA-	1,868,375
315	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/47, 144A	7/27 at 100.00	BB	335,648
240	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A, 6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	242,323
1,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Pinecrest Academy of Nevada-Sloan Canyon Project, Refunding Series 2018A, 6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	1,054,450
375	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 5.000%, 3/01/48, 144A	9/27 at 100.00	BB+	399,187
345	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%, 7/01/27, 144A	No Opt. Call	BB	355,778
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A:
615	5.000%, 7/01/38	1/28 at 100.00	AA-	707,311
1,000	5.000%, 7/01/48	1/28 at 100.00	AA-	1,137,710
165	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Southwest Las Vegas Nevada Campus, Series 2018, 5.250%, 7/01/22, 144A	7/19 at 101.00	N/R	165,092

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$455	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada, and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A	7/26 at 100.00	BB+	$509,532
1,500	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A	6/28 at 100.00	N/R	1,567,770
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A	2,172,660
3,775	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.125%, 5/15/40	5/20 at 100.00	A+	3,883,305
355	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	415,101
490	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017C, 5.000%, 7/01/48	7/27 at 100.00	AA-	566,107
870	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	939,809
2,095	McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016, 5.000%, 7/01/37	7/26 at 100.00	AA-	2,471,870
1,875	Northern Arizona University, System Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/40	6/24 at 100.00	A+	2,108,437
910	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/41	6/21 at 100.00	A+	961,051
70	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	73,625
900	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 5.625%, 9/01/42	9/22 at 100.00	BB	938,151
1,400	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	BB+	1,427,902
800	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%, 7/01/41	7/25 at 100.00	BBB-	870,616
250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools East Mesa and Cadence, Nevada Campuses, Series 2017A, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	248,717
165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Phoenix/East Mesa and Cadence, Nevada Campuses, Series 2017B, 4.000%, 7/01/22, 144A	7/19 at 101.00	N/R	164,152
500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A, 6.750%, 7/01/44, 144A	7/24 at 100.00	Ba1	571,195
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
315	5.000%, 7/01/35, 144A	7/25 at 100.00	Ba1	336,206
300	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba1	315,204
650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/41, 144A	7/26 at 100.00	Ba1	690,514

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015:
$355	3.250%, 7/01/25	No Opt. Call	BBB-	$362,466
400	5.000%, 7/01/35	7/25 at 100.00	BBB-	427,152
500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Vista College Preparatory Project, Series 2018A, 4.125%, 7/01/38	7/28 at 100.00	AA-	538,565
1,995	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36	10/26 at 100.00	A2	2,273,622
3,675	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (4)	6/22 at 100.00	A	3,928,317
500	Pima County Community College District, Arizona, Revenue Bonds, Series 2019, 5.000%, 7/01/36	7/28 at 100.00	Aa3	607,270
200	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%, 5/01/44	5/24 at 100.00	N/R	221,098
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
120	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	124,234
680	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	703,691
200	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	184,402
35	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	36,316
115	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	123,801
745	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B	706,290
500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	528,470
730	Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College, Series 2017, 5.000%, 7/01/35 – BAM Insured	7/26 at 100.00	AA	857,093
780	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 – BAM Insured	6/24 at 100.00	AA	877,937
250	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/22	No Opt. Call	AA-	275,305
	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016:
520	5.000%, 7/01/36	7/26 at 100.00	Baa3	576,399
300	5.000%, 7/01/47	7/26 at 100.00	Baa3	327,192
50,795	Total Education and Civic Organizations			56,213,179
	Health Care – 18.2% (11.7% of Total Investments)
1,200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2014A, 5.000%, 1/01/44	1/24 at 100.00	AA-	1,331,868

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$5,100	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	A1	$5,441,292
	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A:
3,005	5.000%, 12/01/39	12/24 at 100.00	A2	3,370,708
2,860	5.000%, 12/01/42	12/24 at 100.00	A2	3,198,824
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/37	9/28 at 100.00	A2	1,471,138
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A:
1,250	5.000%, 1/01/32	1/27 at 100.00	AA-	1,502,050
1,000	5.000%, 1/01/35	1/27 at 100.00	AA-	1,190,930
2,000	5.000%, 1/01/38	1/27 at 100.00	AA-	2,363,660
1,120	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2006C Re-offering, 5.000%, 9/01/35 – AGM Insured	9/20 at 100.00	AA	1,163,893
	The Industrial Development Authority of the County of Maricopa, Arizona, Revenue Bonds, Banner Health, Series 2017A:
2,700	4.000%, 1/01/41	1/28 at 100.00	AA-	2,910,303
2,000	5.000%, 1/01/41	1/28 at 100.00	AA-	2,374,500
1,025	Yavapai County Industrial Development Authority, Arizona, Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical Center, Series 2016, 5.000%, 8/01/36	8/26 at 100.00	A+	1,175,788
	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
210	5.000%, 8/01/19	No Opt. Call	A+	211,050
1,000	5.250%, 8/01/33	8/23 at 100.00	A+	1,115,730
	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A:
1,000	5.000%, 8/01/22	No Opt. Call	A	1,096,380
1,000	5.250%, 8/01/32	8/24 at 100.00	A	1,151,500
27,720	Total Health Care			31,069,614
	Long-Term Care – 1.9% (1.2% of Total Investments)
285	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	292,658
1,885	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	1,952,841
780	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A, 6.000%, 12/01/32	12/21 at 100.00	N/R	826,527
80	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A, 6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	89,705
3,030	Total Long-Term Care			3,161,731

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 18.4% (11.8% of Total Investments)
$575	Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project, Refunding Series 2017, 5.000%, 7/01/35 – BAM Insured	7/27 at 100.00	AA	$681,013
835	Casa Grande, Arizona, General Obligation Bonds, Refunding Series 2016B, 4.000%, 8/01/34	8/26 at 100.00	AAA	920,320
525	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27	7/24 at 100.00	AAA	606,344
2,140	El Mirage, Arizona, General Obligation Bonds, Series 2012, 5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	AA	2,316,379
1,000	Maricopa County Elementary School District 83 Cartwright, Arizona, General Obligation Bonds, School Improvement, Project 2010, Series 2011A, 5.375%, 7/01/30 – AGM Insured	7/21 at 100.00	AA	1,072,480
630	Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 2017, Series 2018A, 5.000%, 7/01/37	7/27 at 100.00	Aa1	754,872
775	Maricopa County School District 79 Litchfield Elementary, Arizona, General Obligation Bonds, Series 2011, 5.000%, 7/01/23	7/21 at 100.00	Aa2	830,870
1,500	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2018C, 5.000%, 7/01/36	7/28 at 100.00	AAA	1,808,205
300	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2016C, 4.000%, 7/01/33 – AGM Insured	7/26 at 100.00	AA	329,628
1,350	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds, School Improvement Series 2018, 5.000%, 7/01/36	7/25 at 102.00	Aa2	1,590,880
1,275	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement & Project of 2011 Series 2017E, 5.000%, 7/01/33	7/27 at 100.00	AAA	1,551,497
	Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017:
1,000	5.000%, 7/01/34	7/27 at 100.00	Aa3	1,196,980
1,000	5.000%, 7/01/36	7/27 at 100.00	Aa3	1,185,800
690	Northwest Fire District of Pima County, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AA-	828,842
1,370	Pima County Continental Elementary School District 39, Arizona, General Obligation Bonds, Series 2011A, 6.000%, 7/01/30 – AGM Insured	7/21 at 100.00	AA	1,486,669
2,895	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	3,293,873
1,750	Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School Improvement Project 2010 Series 2011A, 5.000%, 7/01/25	7/21 at 100.00	A	1,864,642
1,500	Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School Improvement Project of 2014, Series 2017C, 5.000%, 7/01/36 – BAM Insured	7/27 at 100.00	AA	1,795,710
1,000	Pima County Unified School District 8 Flowing Wells, Arizona, General Obligation Bonds, School Improvement Project 2008 Series 2011B, 5.375%, 7/01/29	7/20 at 100.00	A+	1,041,920
	Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A:
620	5.000%, 7/01/34 – BAM Insured	7/27 at 100.00	AA	741,625
1,000	5.000%, 7/01/35 – BAM Insured	7/27 at 100.00	AA	1,192,440

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$2,315	Tolleson Union High School District 214 of Maricopa County, Arizona, School Improvement Bonds, Project of 1990, Series 1990A, 5.000%, 7/01/38	7/28 at 100.00	Aa1	$2,811,336
	Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project 2012, Series2014B:
715	4.500%, 7/01/33	7/24 at 100.00	AA-	792,835
665	4.500%, 7/01/34	7/24 at 100.00	AA-	735,982
27,425	Total Tax Obligation/General			31,431,142
	Tax Obligation/Limited – 32.0% (20.5% of Total Investments)
2,310	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	2,447,329
1,250	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	AA+	1,490,088
275	Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016, 4.000%, 7/01/36	7/26 at 100.00	AA	298,625
1,000	Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%, 7/01/37	7/25 at 100.00	AA	1,154,920
130	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A	7/27 at 100.00	N/R	134,934
1,210	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A	7/25 at 100.00	N/R	1,272,642
1,810	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – AGM Insured	7/27 at 100.00	AA	2,098,152
2,445	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2018, 4.375%, 7/15/43 – BAM Insured	7/27 at 100.00	AA	2,633,925
488	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%, 7/01/38	7/23 at 100.00	N/R	502,201
700	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%, 7/01/43	7/27 at 100.00	N/R	728,588
655	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, 5.000%, 7/15/32 – AGM Insured	7/27 at 100.00	AA	765,112
	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2012:
345	5.000%, 7/15/27 – BAM Insured	7/22 at 100.00	AA	373,228
1,085	5.000%, 7/15/31	7/22 at 100.00	AA	1,169,706
500	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2016, 4.000%, 7/15/36 – BAM Insured	7/26 at 100.00	AA	540,070
1,000	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/37 – BAM Insured	7/27 at 100.00	AA	1,181,110
400	Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue Bonds, Assessment District 11, Series 2017, 5.200%, 7/01/37	7/27 at 100.00	N/R	416,296
590	Festival Ranch Community Facilities District, City of Buckeye, Arizona, General Obligation Bonds, Series 2018, 5.000%, 7/15/38 – BAM Insured	7/27 at 100.00	AA	695,203
600	Goodyear Community Facilities Utilities District 1, Arizona, General Obligation Bonds, Refunding Series 2016, 4.000%, 7/15/32	7/26 at 100.00	A1	659,112

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$1,500	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation Refunding Bonds, Series 2013, 5.000%, 7/15/23	No Opt. Call	A-	$1,626,030
1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	1,640,085
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
510	5.000%, 1/01/31	1/22 at 100.00	BB	536,066
200	5.125%, 1/01/42	1/22 at 100.00	BB	208,562
1,500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	BB	1,563,420
1,250	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A, 5.000%, 12/01/46	12/26 at 100.00	BB	1,370,200
1,425	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/33	7/23 at 100.00	AA	1,597,425
65	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds, Series 2008A, 7.400%, 7/15/33	7/19 at 100.00	BBB-	65,235
200	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2016, 5.000%, 7/15/31	7/26 at 100.00	BBB	227,862
385	Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2017, 5.000%, 7/15/42 – BAM Insured	7/27 at 100.00	AA	442,373
300	Page, Arizona, Pledged Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/26	7/21 at 100.00	AA-	320,226
400	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.350%, 7/15/31	7/19 at 100.00	N/R	349,320
2,500	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, JMF-Higley 2012 LLC Project, Series 2012, 5.000%, 12/01/36	12/22 at 100.00	A	2,707,750
580	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38 (AMT)	7/22 at 100.00	AA+	622,613
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA	1,151,390
1,550	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,543,707
	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016:
540	4.000%, 8/01/34	8/26 at 100.00	AA	593,687
545	4.000%, 8/01/36	8/26 at 100.00	AA	595,881
1,740	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/42	8/28 at 100.00	AA	2,099,815
	San Luis, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series2014A:
1,400	5.000%, 7/01/34 – BAM Insured	7/24 at 100.00	AA	1,596,518
2,100	5.000%, 7/01/38 – BAM Insured	7/24 at 100.00	AA	2,381,799
3,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2006, 5.000%, 7/01/24	No Opt. Call	AAA	3,519,150
1,320	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36	7/27 at 100.00	AAA	1,596,434
1,650	Sundance Community Facilities District, City of Buckeye, Arizona, General Obligation Bonds, Refunding Series 2018, 5.000%, 7/15/39 – BAM Insured	7/28 at 100.00	AA	1,982,029

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,505	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37	7/22 at 100.00	AAA	$2,732,529
985	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 4.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	1,000,612
750	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2016, 3.250%, 7/15/25, 144A	7/21 at 100.00	N/R	750,210
1,213	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/19 at 100.00	N/R	1,210,986
49,406	Total Tax Obligation/Limited			54,593,155
	Transportation – 7.1% (4.6% of Total Investments)
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
910	5.000%, 7/01/40	7/25 at 100.00	A+	1,049,985
2,185	5.000%, 7/01/45	7/25 at 100.00	A+	2,509,713
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013:
1,785	5.000%, 7/01/30 (AMT)	7/23 at 100.00	AA-	2,002,466
2,215	5.000%, 7/01/32 (AMT)	7/23 at 100.00	AA-	2,474,709
2,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/47 (AMT)	7/27 at 100.00	AA-	2,330,620
1,500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/43 (AMT)	7/28 at 100.00	AA-	1,779,765
10,595	Total Transportation			12,147,258
	U.S. Guaranteed – 14.7% (9.5% of Total Investments) (5)
3,480	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	AA	3,850,203
1,025	Arizona State Transportation Board, Highway Revenue Bonds, Refunding Subordinate Series 2011A, 5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	AA+	1,100,409
180	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+	186,829
585	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.300%, 7/01/42 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	642,277
1,045	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A, 7.500%, 7/01/42 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	1,110,668
1,800	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	1,939,680
5,000	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Water & Sewer Improvements Project, Series 2010, 5.000%, 7/01/36 (Pre-refunded 7/01/20)	7/20 at 100.00	AAA	5,192,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Scottsdale, Arizona, General Obligation Bonds, Preserve Acquisition, Project 2004 Series 2011:
$1,310	5.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	AAA	$1,404,988
1,360	5.000%, 7/01/33 (Pre-refunded 7/01/21)	7/21 at 100.00	AAA	1,458,614
1,705	5.000%, 7/01/34 (Pre-refunded 7/01/21)	7/21 at 100.00	AAA	1,828,630
1,495	Tempe, Arizona, Transit Excise Tax Revenue Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,651,661
2,585	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	2,819,511
	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2013:
200	5.000%, 7/01/19 (ETM)	No Opt. Call	N/R	200,512
800	5.000%, 7/01/20 (ETM)	No Opt. Call	N/R	829,480
825	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011, 7.875%, 3/01/42 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+	914,595
23,395	Total U.S. Guaranteed			25,130,507
	Utilities – 20.9% (13.4% of Total Investments)
1,495	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,578,182
1,100	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,236,169
4,310	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Refunding Bonds, Southern California Edison Company, Series 2000A, 5.000%, 6/01/35	6/20 at 100.00	A-	4,407,190
8,750	Mesa, Arizona, Utility System Revenue Bonds, Series 2018, 5.000%, 7/01/42 (UB) (4)	7/28 at 100.00	Aa2	10,545,413
695	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	A+	813,525
1,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/36	6/25 at 100.00	Aa1	1,750,170
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
4,500	5.500%, 12/01/29	No Opt. Call	A3	5,757,570
5,665	5.000%, 12/01/37	No Opt. Call	A3	7,338,441
2,310	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	7/19 at 100.00	N/R	2,259,781
30,325	Total Utilities			35,686,441
	Water and Sewer – 9.7% (6.2% of Total Investments)
1,000	Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series 2016, 5.000%, 1/01/36	1/26 at 100.00	AA+	1,173,300
500	Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/28	7/22 at 100.00	AA	549,345
785	Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016, 5.000%, 7/01/45 – AGM Insured	7/26 at 100.00	AA	912,099

NAZ	Nuveen Arizona Quality Municipal Income Fund (continued)
Portfolio of Investments May 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,855	Goodyear, Arizona, Water and Sewer Revenue Obligations, Series 2010, 5.625%, 7/01/39	7/20 at 100.00	Aa3	$2,974,425
500	Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2011, 5.500%, 7/01/41	7/21 at 100.00	AA	538,785
665	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36	7/27 at 100.00	A-	754,143
545	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/33	7/23 at 100.00	A-	594,105
1,125	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 7/01/36 – AGM Insured	7/25 at 100.00	AA	1,296,304
1,135	Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29	7/24 at 100.00	AA+	1,321,526
2,000	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39	7/24 at 100.00	AAA	2,290,860
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior Lien Series 2001:
1,250	5.500%, 7/01/21 – FGIC Insured	No Opt. Call	AAA	1,354,712
1,040	5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	1,167,816
	Surprise, Arizona, Utility System Revenue Bonds, Refunding Senior Lien Series 2018:
500	5.000%, 7/01/35	7/28 at 100.00	AA+	614,705
805	5.000%, 7/01/36	7/28 at 100.00	AA+	988,033
14,705	Total Water and Sewer			16,530,158
$237,396	Total Long-Term Investments (cost $248,991,252)			265,963,185
	Floating Rate Obligations – (5.7)%			(9,755,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (51.7)% (6)			(88,147,428)
	Other Assets Less Liabilities – 1.5%			2,554,648
	Net Asset Applicable to Common Shares – 100%			$170,615,405
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$265,963,185	$ —	$265,963,185

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 33.1%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.